Provisions for judicial and administrative proceedings, commitments and other provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions For Judicial And Administrative Proceedings Commitments And Other Provisions
Schedule of breakdown of obligation and provisions

In BRL thousands	2023	2022	2021

Provisions for pension funds and similar liabilities (Note 21)	2,543,504	1,775,202	2,728,126
Provisions for judicial and administrative proceedings, commitments, and other provisions	8,930,277	7,339,941	8,876,356
Judicial and Administrative Proceedings for Liabilities of Former Controlling Shareholders (Note 15)	496	496	496
Judicial and administrative proceedings	8,457,667	6,754,262	7,668,914
Comprising:
Civil	2,888,359	2,875,936	3,231,004
Labor	3,277,476	1,700,752	2,071,811
Tax and Social Security	2,291,832	2,177,574	2,366,099
Provisions for contingent liabilities (Note 22.b.1)	382,485	430,484	908,027
Miscellaneous provisions	89,629	154,700	298,919
Total	11,473,781	9,115,143	11,604,482

Schedule of changes in obligation and provisions

In BRL thousands	2023

	Pension Funds (1)	Other Provisions	Total
Balance at the beginning of the fiscal year	1,775,202	7,339,941	9,115,143
Additions charged to income:
Interest expense and similar charges	154,499	-	154,499
Personnel Expenses (Note 39)	3,788	-	3,788
Establishment / Reversals and Adjustments of Provisions	(89)	4,472,411	4,472,322
Other Comprehensive Income	834,702	-	834,702
Establishment / Reversal of provisions for contingent commitments	-	(47,999)	(47,999)
Payments to external funds	(251,467)	-	(251,467)
Amount paid	-	(2,834,076)	(2,834,076)
Transfer to other assets - actuarial assets (Note 15)	26,869	-	26,869
Transfers, foreign exchange fluctuations, and other variations	-	-	-
Balance at the end of the fiscal year	2,543,504	8,930,277	11,473,781

In BRL thousands	2022

	Pension Funds (1)	Other Provisions	Total
Balance at the beginning of the fiscal year	2,728,126	8,876,356	11,604,482
Additions charged to profit or loss:
Interest and Similar Income and Expenses	156,637	-	156,637
Personnel Expenses (Note 39)	6,447	-	6,447
Establishment / Reversals and Adjustments of Provisions	40,470	1,652,562	1,693,032
Other Comprehensive Income	(401,147)	-	(401,147)
Establishment / Reversal of provisions for contingent commitments	-	(477,543)	(477,543)
Payments to external funds	(783,187)	-	(783,187)
Amount paid	-	(2,713,474)	(2,713,474)
Transfer to other assets - actuarial assets (Note 15)	27,856	-	27,856
Transfers, foreign exchange fluctuations, and other variations	-	2,040	2,040
Balance at the end of the fiscal year	1,775,202	7,339,941	9,115,143

Thousand of reais	2021

	Pension Funds (1)	Other Provisions	Total
Balance at the beginning of the fiscal year	3,929,265	9,885,713	13,814,978
Additions charged to profit or loss:
Interest and Similar Income and Expenses	217,413	-	217,413
Personnel Expenses (Note 39)	8,619	-	8,619
Establishment / Reversals and Adjustments of Provisions	(1,618)	1,997,788	1,996,170
Other Comprehensive Income	(833,511)	-	(833,511)
Establishment / Reversal of provisions for contingent commitments	-	183,248	183,248
Payments to external funds	(619,086)	-	(619,086)
Amount paid	-	(3,222,395)	(3,222,395)
Transfer to other assets - actuarial assets (Note 15)	27,045	-	27,045
Transfers, foreign exchange fluctuations, and other variations	-	32,002	32,002
Balance at the end of the fiscal year	2,728,126	8,876,356	11,604,483
(1)	For further information, please refer to note 21. Provisions for pension funds and similar liabilities

Schedule of movement of provision

In BRL thousands	2023	2022	2021

Balance at the beginning of the period	430,484	908,027	724,779
Establishment / Reversal of provisions for contingent commitments	(47,999)	(477,543)	183,248
Balance at end of year	382,485	430,484	908,027